Annual Fund Operating Expenses - Invesco VI Technology Fund	Apr. 30, 2021
Series I
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.98%
Series II
Operating Expenses:
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.23%